N-2	6 Months Ended
Apr. 30, 2025
Cover [Abstract]
Entity Central Index Key	0000065433
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	THE MEXICO FUND, INC.